Fair Value Measurements (Fair Value Of Assets And Liabilities On A Recurring Basis) (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Mgmt Assets	$ 4,172	$ 10,602	$ 25,396
Risk Mgmt Liabilities	(4,482)		(1,160)
Total Net Assets and Liabilities	(310)	10,602	24,236
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Mgmt Assets	4,473	11,577	31,030
Risk Mgmt Liabilities	(4,783)	(975)	(6,794)
Total Net Assets and Liabilities	(310)	10,602	24,236
Netting Cash And Collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Mgmt Assets	(301)	(975)	(5,634)
Risk Mgmt Liabilities	$ 301	$ 975	$ 5,634